Commitments and Contingent Liabilities (Details) - Operating Lease Agreement [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Summary of minimum future payments under operating lease
2017	$ 158
2018	134
2019	89
2020	63
2021	27
Total minimum future payments	$ 471